Adoption of Long-Duration Targeted Improvements	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Adoption of Long-Duration Targeted Improvements	Adoption of Long-Duration Targeted Improvements
The FASB issued ASU 2018-12 Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”) in August 2018, which impacted the recognition, measurement, presentation, and disclosure requirements for certain long-duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the LFPB, by requiring annual or more frequent updates of insurance assumptions and modifying rates used to discount future cash flows. Further, the guidance amends the accounting for certain market-based options or guarantees associated with account balance contracts, simplify the amortization of DAC and other balances amortized on a basis consistent with DAC, and improve the effectiveness of the required disclosures.
The Company adopted the update effective as of January 1, 2023 and applied the retrospective method as of July 1, 2021, the date of the Sixth Street Acquisition. At the acquisition date, VOBA and negative VOBA balances were established for the difference between the fair value of the insurance contract assets and liabilities. Upon adoption, the LFPB and contractual features that meet the criteria for MRBs were adjusted to conform to LDTI, with an offsetting adjustment made to VOBA or negative VOBA. No adjustments were recorded to AOCI or retained earnings upon the initial adoption. As such, the Company retrospectively adjusted prior period amounts shown in the annual financial statements to reflect the new guidance.
The following table presents the Successor Company rollforward of life-contingent payout annuities from the acquired balance measured before adoption, to the opening balance as of the adoption date:

Balance as of July 1, 2021	$14,613
Change in discount rate assumptions	(2,280)
Change in cash flow assumptions and other activity	(554)
Adjusted balance as of July 1, 2021	$11,779

Less: reinsurance recoverables	(2,938)
Adjusted balance as of July 1, 2021, net of reinsurance	$8,841
The previously reported and adjusted gross reserve balances in the table above exclude certain fully reinsured life-contingent payout annuities, traditional life insurance reserves, and other reserves of $0.9 billion and $1.1 billion, respectively.
The following table presents a rollforward of MRB liabilities associated with VA, from the acquired balance measured before adoption, to the opening balance as of the adoption date:

Balance as of July 1, 2021	$—
Addition of existing balances [1]	261
Fair value adjustments	399
Adjusted balance as of July 1, 2021	$660

Less: ceded market risk benefits [2]	(776)
Adjusted balance as of July 1, 2021, net of reinsurance	$(116)
[1]Associated reserves were previously recorded within reserve for future policy benefits and other policyholder funds and benefits payable on the balance sheets.
[2]Included within reinsurance recoverables on the balance sheets.
The following table presents a rollforward of VOBA associated with VA and negative VOBA associated with life-contingent payout annuities, from the acquired balance measured before adoption, to the opening balance as of the adoption date:

	Value of Business Acquired	Negative VOBA [1]
Balance, as of July 1, 2021	$565	$17
Establishment of market risk benefits	(200)
Change in discount rate assumptions for the liability for future policy benefits [2]		2,280
Change in cash flow assumptions and other activity for the liability for future policy benefits		554
Adjusted balance, as of July 1, 2021	$365	$2,851
[1]Included within other policyholder funds and benefits payable on the balance sheets.
[2]Relates to the change from a risk-free discount rate to a upper-medium grade (or low credit risk), fixed-income instrument yield.
The following table summarizes the effects of adoption on the applicable financial statement line items on the balance sheet as of December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Assets
Reinsurance recoverables	$40,400	$(1,177)	$39,223
Market risk benefits	—	325	325
Value of business acquired and deferred acquisition costs	518	(22)	496
Deferred income taxes	1,120	(241)	879
Other assets	453	(12)	441
Total assets	$152,866	$(1,127)	$151,739

Liabilities and Stockholder's Equity
Liabilities
Reserve for future policy benefits	$21,432	$(2,694)	$18,738
Other policyholder funds and benefits payable	31,320	507	31,827
Market risk benefits	—	1,204	1,204
Funds withheld liability	10,485	(11)	10,474
Other liabilities	2,018	(1,037)	981
Total liabilities	152,510	(2,031)	150,479

Stockholder's Equity
Accumulated other comprehensive loss	(2,166)	507	(1,659)
Retained earnings	639	397	1,036
Total stockholder's equity	356	904	1,260

Total liabilities and stockholder's equity	$152,866	$(1,127)	$151,739
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of operations for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Revenues
Premiums	$109	$(10)	$99
Policy charges and fee income	506	3	509
Investment and derivative related losses, net	(10)	(66)	(76)
Total revenues	1,383	(73)	1,310

Benefits, Losses, and Expenses
Benefits and losses	606	(85)	521
Change in market risk benefits	—	(295)	(295)
Amortization value of business acquired and deferred acquisition costs	79	(18)	61
Total benefits, losses, and expenses	986	(398)	588

Income before income taxes	397	325	722

Income tax expense	38	69	107
Net income	$359	$256	$615

The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of operations for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Revenues
Premiums	$31	$(5)	$26
Policy charges and fee income	410	24	434
Investment and derivative related losses, net	(20)	(30)	(50)
Total revenues	919	(11)	908

Benefits, Losses, and Expenses
Benefits and losses	285	(124)	161
Change in market risk benefits	—	2	2
Amortization value of business acquired and deferred acquisition costs	90	(66)	24
Insurance operating costs and other expenses	213	(1)	212
Total benefits, losses, and expenses	588	(189)	399

Income before income taxes	331	178	509

Income tax expense	51	37	88
Net income	$280	$141	$421
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of comprehensive loss for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$359	$256	$615

Other comprehensive loss
Unrealized loss on available-for-sale securities	(2,129)	(477)	(2,606)
Gain related to discount rate for reserve for future policy benefits	—	873	873
Gain related to credit risk for market risk benefits	—	96	96
Other comprehensive loss	(2,156)	492	(1,664)

Comprehensive loss	$(1,797)	$748	$(1,049)
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of comprehensive loss for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$280	$141	$421

Other comprehensive income
Unrealized loss on available-for-sale securities	(10)	(6)	(16)
Gain related to discount rate for reserve for future policy benefits	—	(14)	(14)
Gain related to credit risk for market risk benefits	—	35	35
Other comprehensive income (loss)	(10)	15	5

Comprehensive income	$270	$156	$426
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of cash flows for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$359	$256	$615
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net	10	66	76
Amortization of value of business acquired and deferred acquisition costs	79	(18)	61
Amortization of unearned revenue reserve	(33)	(35)	(68)
Deferred income tax expense	56	68	124
Interest credited on investment and universal life-type contracts	534	(53)	481
Change in market risk benefits	—	(295)	(295)
Other operating activities, net	(38)	(2)	(40)

Change in operating assets and liabilities
Reinsurance recoverables	(758)	17	(741)
Reserve for future policy benefits	230	(2)	228
Other assets and liabilities	93	(2)	91
Net cash provided by operating activities	$880	$—	$880
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of cash flows for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$280	$141	$421
Adjustments to reconcile net income to net cash used for operating activities
Investment and derivative related losses, net	20	30	50
Amortization of value of business acquired and deferred acquisition costs	90	(66)	24
Amortization of unearned revenue reserve	—	—	—
Deferred income tax expense	138	36	174
Change in market risk benefits	—	2	2
Other operating activities, net	(208)	(65)	(273)

Change in operating assets and liabilities
Reinsurance recoverables	(63)	34	(29)
Reserve for future policy benefits	(40)	(113)	(153)
Other assets and liabilities	(132)	1	(131)
Net cash used for operating activities	$(376)	$—	$(376)